Note 8 - Fixed Assets (Details) - Components of Fixed Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 179,948	$ 154,598
Accumulated depreciation	117,395	89,407
Net	62,553	65,191
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	1,365	1,465
Accumulated depreciation	771	790
Net	594	675
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,556	1,131
Accumulated depreciation	884	518
Net	672	613
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	41,535	33,932
Accumulated depreciation	28,565	19,125
Net	12,970	14,807
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	82,576	67,555
Accumulated depreciation	59,215	44,922
Net	23,361	22,633
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	52,916	50,515
Accumulated depreciation	27,960	24,052
Net	$ 24,956	$ 26,463